Shareholder Report, Average Annual Return (Details)	12 Months Ended	49 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005429
Average Annual Return [Line Items]
Average Annual Return, Percent	16.34%		14.68%		15.14%
Without Sales Load [Member] | C000005430
Average Annual Return [Line Items]
Average Annual Return, Percent	15.92%		14.24%		14.75%
Without Sales Load [Member] | C000005431
Average Annual Return [Line Items]
Average Annual Return, Percent	15.54%		13.91%		14.41%
Without Sales Load [Member] | C000177207
Average Annual Return [Line Items]
Average Annual Return, Percent	16.49%		14.80%	15.81%
Without Sales Load [Member] | C000232530
Average Annual Return [Line Items]
Average Annual Return, Percent	16.87%	12.22%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%		14.29%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%		13.15%	14.52%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	10.20%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%		14.82%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%	15.20%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	11.28%